OLD WESTBURY FUNDS, INC.

Old Westbury U.S. Large Cap Fund	OWLCX
Old Westbury Non-U.S. Large Cap Fund	OWNUX
Old Westbury Global Small & Mid Cap Fund	OWSMX
Old Westbury Global Opportunities Fund	OWGOX
Old Westbury Real Return Fund	OWRRX
Old Westbury Fixed Income Fund	OWFIX
Old Westbury Municipal Bond Fund	OWMBX

Supplement Dated July 21, 2010 to the

Prospectus dated March 1, 2010

This supplement provides notice of changes in the Prospectus and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., Old Westbury Funds, Inc.’s (the “Funds”) administrator, fund accounting agent and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also, on July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. These name changes will not result in any changes to the fees paid by the Funds.

Accordingly, effective July 1, 2010:

•	All references to “PFPC Distributors, Inc.” are replaced by references to “BNY Mellon Distributors Inc.”

•	All references to “PNC Global Investment Servicing (U.S.) Inc.” are replaced by references to “BNY Mellon Investment Servicing (US) Inc.”

•	Under the section entitled “Distribution and Shareholder Servicing of Fund Shares” on page 43, the last sentence of the first paragraph is deleted and replaced in its entirety with the following:

The Underwriter and the Transfer Agent are both affiliated with The Bank of New York Mellon Corporation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

Old Westbury U.S. Large Cap Fund (OWLCX)

Old Westbury Non-U.S. Large Cap Fund (OWNUX)

Old Westbury Global Small & Mid Cap Fund (OWSMX)

Old Westbury Global Opportunities Fund (OWGOX)

Old Westbury Real Return Fund (OWRRX)

Old Westbury Fixed Income Fund (OWFIX)

Old Westbury Municipal Bond Fund (OWMBX)

Supplement Dated July 21, 2010 to the

Statement of Additional Information dated March 1, 2010

This supplement provides notice of changes in the Statement of Additional Information (SAI) and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., Old Westbury Funds, Inc.’s (the “Funds”) administrator, fund accounting agent and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also, on July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. These name changes will not result in any changes to the fees paid by the Funds.

Accordingly, effective July 1, 2010:

•

All references to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC Global Investment Servicing” and “PNC” are replaced by references to “BNY Mellon Investment Servicing (US) Inc.” and “BNY Mellon,” respectively. All references to “PNC Agreements” are replaced by references to “BNY Mellon Agreements.”

•	All references to “PFPC Distributors, Inc.” and “PFPC Distributors” are replaced by references to “BNY Mellon Distributors Inc.” and “BNY Mellon Distributors,” respectively.
•	Under the section entitled “Investment Adviser and Sub-Advisers” on page 36, the following sentence and paragraph are deleted in their entirety:

BlackRock, the Funds’ distributor, PFPC Distributors, Inc. and the Funds’ administrator, accounting and transfer PNC Global Investment Servicing (U.S.) Inc. are all affiliated with The PNC Financial Services Group, Inc.

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY

Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

•	The last sentence in the first paragraph under the section entitled “Administrator, Fund Accountant and Transfer Agent” on page 48 is deleted and replaced in its entirety with the following:

The Underwriter and BNY Mellon are both affiliated with The Bank of New York Mellon Corporation.

•	Under the section entitled “Administrator, Fund Accountant and Transfer Agent” on page 48, the following paragraph is deleted in its entirety:

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

•	The first sentence under the section entitled “Underwriter” on page 49 is deleted and replaced in its entirety with the following:

The Corporation has entered into an underwriting agreement with BNY Mellon Distributors effective July 1, 2010 (the “Underwriting Agreement”).

•	The seventh sentence under the section entitled “Underwriter” on page 49 is deleted and replaced in its entirety with the following:

BNY Mellon Distributors and BNY Mellon are both affiliated with The Bank of New York Mellon Corporation.

•	Under the section entitled “Underwriter” on page 49, the following sentence is deleted in its entirety:

For information regarding the sale of PFPC Distributors to BNY Mellon, please see the Administrator, Fund Accountant and Transfer Agent section above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE